Warrant Liabilities - Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	4.30%
Expected life, in years	5 years
Expected volatility	60.00%
Series D 2 Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			4.65%
Expected life, in years			1 year 1 month 9 days
Expected volatility			65.00%
Dividend yield			0.00%
Fair value of preferred stock			4.01%
Series D 2 Shadow Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			4.51%
Expected life, in years			1 year 8 months 19 days
Expected volatility		50.80%	52.50%
Dividend yield		0.00%	0.00%
Fair value of preferred stock		4.36%	4.19%
Series D 2 Shadow Preferred Stock Warrants [Member] | Minimum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.20%
Expected life, in years		14 days
Series D 2 Shadow Preferred Stock Warrants [Member] | Maximum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.40%
Expected life, in years		8 months 19 days
Series D Shadow Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			5.50%
Expected life, in years			1 month 28 days
Expected volatility			52.50%
Dividend yield			0.00%
Fair value of preferred stock			5.76%
Warrants P2P Notes1 [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Dividend yield			0.00%
Fair value of preferred stock			1.51%
Fair value of common stock			0.46%
Warrants P2P Notes1 [Member] | Minimum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			4.09%
Expected life, in years			1 year
Expected volatility			66.60%
Warrants P2P Notes1 [Member] | Maximum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			4.65%
Expected life, in years			1 year 11 months 8 days
Expected volatility			71.60%
Warrants P2P Notes2 [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Dividend yield		0.00%	0.00%
Fair value of preferred stock			4.16%
Fair value of common stock		1.94%	0.74%
Warrants P2P Notes2 [Member] | Minimum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.16%	4.54%
Expected life, in years		14 days	1 year
Expected volatility		69.80%	61.20%
Warrants P2P Notes2 [Member] | Maximum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.31%	4.79%
Expected life, in years		1 year	1 year 5 months 8 days
Expected volatility		71.60%	62.30%